FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Summary (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Abstract]
Percentage of volatility in economic growth is driven by external factors			60.00%
Percentage of probabilities of event of moderate magnitude				54.00%
Percentage of probabilities of event of strong magnitude				22.00%
Percentage of probabilities of event of weak magnitude				20.00%
Percentage of probabilities of event of neutral magnitude				3.00%
Baseline [Member]
Financial Risk Management [Abstract]
Probabilities			50.00%	50.00%
Optimistic [Member]
Financial Risk Management [Abstract]
Probabilities			40.00%	25.00%
Pessimistic [Member]
Financial Risk Management [Abstract]
Probabilities			10.00%	25.00%
Forecast [Member] | 2023 [Member]
Financial Risk Management [Abstract]
Estimated percentage of economy rebound			0.60%
Forecast [Member] | 2024 [Member]
Financial Risk Management [Abstract]
Estimated percentage of economy rebound			2.00%
Events After Reporting Period [Member]
Financial Risk Management [Abstract]
Percentage of probabilities of event of moderate magnitude	37.00%
Percentage of probabilities of event of strong magnitude	12.00%
Percentage of probabilities of event of weak magnitude	33.00%
Percentage of probabilities of event of neutral magnitude	18.00%
Scenario Plan [Member]
Financial Risk Management [Abstract]
Percentage of economic growth due to recovery of domestic demand		3.00%